Shareholder Report, Average Annual Return (Details) 191627_DoubleLine Low Duration Emerging Markets Fixed Income Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	5.52%	3.33%	3.57%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%	(1.46%)	0.58%
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Average Annual Return, Percent	5.25%	3.23%	3.88%
Bloomberg U.S. Aggregate 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent	4.03%	2.06%	2.01%